Accounts and Other Receivables and Contract Assets - Summary of Loss Allowances For Certain Receivables Including Ageing (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Expected credit loss rate	12.15%	7.12%
Receivables from Core Retail Credit and Enablement Service	¥ 3,736,176	¥ 7,380,284
Receivables from other technology platform-based service	508,202	764,571
Receivables from Referral Arrangements	586,461	288,164
Receivables from Guarantee Arrangements	430,908	410,577
Loss allowance	¥ (639,501)	¥ (630,848)
Current [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Expected credit loss rate	3.11%	2.36%
Receivables from Core Retail Credit and Enablement Service	¥ 3,315,385	¥ 6,943,369
Receivables from other technology platform-based service	508,202	764,571
Receivables from Referral Arrangements	586,461	288,164
Receivables from Guarantee Arrangements	321,228	379,493
Loss allowance	¥ (147,337)	¥ (197,933)
Later than one day and not later than three months [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Expected credit loss rate	92.34%	89.87%
Receivables from Core Retail Credit and Enablement Service	¥ 176,470	¥ 201,188
Receivables from other technology platform-based service	0	0
Receivables from Referral Arrangements	0	0
Receivables from Guarantee Arrangements	52,191	18,069
Loss allowance	¥ (211,145)	¥ (197,042)
Later than three months and not later than six months [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Expected credit loss rate	93.11%	94.83%
Receivables from Core Retail Credit and Enablement Service	¥ 244,321	¥ 235,727
Receivables from other technology platform-based service	0	0
Receivables from Referral Arrangements	0	0
Receivables from Guarantee Arrangements	57,489	13,015
Loss allowance	¥ (281,019)	¥ (235,873)